PROPERTY AND EQUIPMENT (Details) (USD $)	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Subtotal	$ 21,118,314	$ 20,886,397	$ 20,202,106
Less: Accumulated depreciation	6,924,460	6,084,046	4,806,991
Property Plant and Equipment Net Excluding Construction In Progress	14,193,854	14,802,351	15,395,115
Add: Construction in progress	51,657	305,680	280,902
Total	14,245,511	15,108,031	15,676,017
Electronic equipment [Member]
Subtotal	118,657	117,670	109,553
Vehicles [Member]
Subtotal	324,567	325,566	316,179
Machinery and equipment [Member]
Subtotal	2,136,184	2,064,525	2,004,996
Buildings and improvements [Member]
Subtotal	7,731,826	7,755,617	7,454,667
Navel orange orchards [Member]
Subtotal	$ 10,807,080	$ 10,623,019	$ 10,316,711